Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Formation, general and administrative costs	$ 555,255	$ 728,147
Loss from operations	(555,255)	(728,147)
Other income (expense):
Fair value of warrants liability in excess of purchase price of Private Placement Warrants	0	(714,753)
Loss on change in fair value of derivative liabilities – Private Placement Warrants	(9,161,334)	(9,498,443)
Transaction costs allocable to derivative liabilities – Private Placement Warrants	0	(23,338)
Interest earned on cash and marketable securities held in Trust Account	2,093,651	2,582,684
Total other expenses, net	(7,067,683)	(7,653,850)
Net Loss	(7,622,938)	(8,381,997)
Class A ordinary shares [Member]
Other income (expense):
Net Loss	$ (5,336,057)	$ (5,134,689)
Weighted-average ordinary shares outstanding, Basic	23,000,000	14,867,403
Weighted-average ordinary shares outstanding, Diluted	23,000,000	14,867,403
Basic net loss per share	$ (0.23)	$ (0.35)
Diluted net loss per share	$ (0.23)	$ (0.35)
Class B ordinary shares [Member]
Other income (expense):
Net Loss	$ (2,286,881)	$ (3,247,308)
Weighted-average ordinary shares outstanding, Basic	9,857,142	9,402,525
Weighted-average ordinary shares outstanding, Diluted	9,857,142	9,402,525
Basic net loss per share	$ (0.23)	$ (0.35)
Diluted net loss per share	$ (0.23)	$ (0.35)